DEBT (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Intermex Holdings, Inc. and Subsidiaries [Member]
DEBT [Abstract]
DEBT
NOTE 5 – DEBT

Debt consisted of the following:

	Successor Company
	June 30, 2018	December 31, 2017

Revolving credit facility	$20,000,000	$20,000,000
Term loan	93,362,500	95,787,500
	113,362,500	115,787,500
Less: Current portion of long term debt (1)	(4,078,627)	(3,913,436)
Less: Debt origination costs	(3,883,677)	(4,347,602)
	$105,400,196	$107,526,462

(1)	Current portion of long term debt is net of debt origination costs of $771,373 at June 30, 2018 and $936,564 at December 31, 2017.

On August 23, 2017, the Company entered into a Financing Agreement (the “Financing Agreement”) with MC Credit Partners to refinance its debt.  The Financing Agreement includes a revolving credit facility that provides for funding of up to $20,000,000 in the aggregate and a term loan in an aggregate principal amount of $97,000,000.  The principal amount of the term loan must be repaid in consecutive quarterly installments on the last business day of each March, June, September and December commencing in December 2017. The Company must repay an amount equal to 1.25% of the original amount borrowed for each quarterly payment from December 31, 2017 through September 30, 2019 and 2.50% of the original amount borrowed for each quarterly payment from December 31, 2019 and thereafter.

On December 19, 2017, the Financing Agreement was amended to allow for the change of control of the Company pursuant to the Merger (see Note 11).  In connection with the Merger, the Company will be required to pay $1.5 million in fees to MC Credit Partners.  These fees are contingent upon the closing of the Merger and therefore are not accrued as of June 30, 2018. The $1.5 million will be expensed as part of transaction costs in the third quarter of 2018, and the payment was made from the net proceeds received in the transaction.

NOTE 8 — DEBT

Debt at December 31 consisted of the following:

	Successor Company 2017	Predecessor Company 2016
Revolving credit facility	$20,000,000	$10,000,000
Term loan	95,787,500	70,000,000
	115,787,500	80,000,000
Less: Current portion of long term debt(1)	(3,913,436)	(849,809)
Less: Debt issuance costs	(4,347,602)	(1,967,380)
	$107,526,462	$77,182,811

(1)	Current portion of long term debt is net of debt issuance costs of $936,564 at December 31, 2017 of the Successor period and $462,691 at December 31, 2016 of the Predecessor period.

Successor Company Financing Agreement

On August 23, 2017, the Company entered into a Financing Agreement (the “Financing Agreement”) with MC Credit Partners to refinance existing debt discussed further below. The Financing Agreement includes a revolving credit facility that provides for loans up to $20,000,000 in the aggregate. Subject to the terms of the Financing Agreement, interest is determined based on the highest of the LIBOR Rate, commercial lending rate of the collateral agent and federal funds rate, plus an applicable margin. The effective rate at December 31, 2017 of the Successor period was 12.50%. The revolving credit facility is subject to an unused line fee of 0.75% per annum. At December 31, 2017, the Company had $20,000,000 outstanding under this facility with zero accrued interest, and no remaining borrowings available. The total borrowings under this facility and any unpaid interest are fully payable on August 23, 2022.

The Financing Agreement also includes a term loan in the aggregate principal amount of $97,000,000. Subject to the terms of the Financing Agreement, interest is based on the LIBOR Rate plus an applicable margin. The effective rate at December 31, 2017 of the Successor period was 10.46%. The principal amount of the term loan must be repaid in consecutive quarterly installments on the last business day of each March, June, September and December commencing in December 2017. The Company must repay an amount equal to 1.25% of the original amount borrowed for each quarterly payment from December 31, 2017 through September 30, 2019 and 2.50% of the original amount borrowed for each quarterly payment from December 31, 2019 and thereafter. The total borrowings under the term loan are fully payable on August 23, 2022.

The scheduled annual maturities of the term loan at December 31, 2017 of the Successor period are as follows:

2018	$4,850,000
2019	6,062,500
2020	9,700,000
2021	9,700,000
2022	65,475,000
$95,787,500

On December 18, 2017, the Financing Agreement was amended to allow for the FinTech merger (see Note 15), as the agreement contains a restrictive covenant related to the change of control of the Company. In connection with this amendment the Company will be required to pay a $1 million consent fee. This fee is only payable upon the closing of the FinTech merger and therefore is not accrued as of December 31, 2017. Further the Company intends to repay $20 million of the term loan upon closing of the FinTech merger, which will be subject to a 3% prepayment fee. This anticipated $20 million prepayment would reduce the amount of the final term loan payment on August 23, 2022.

The Company may make additional prepayments of the term loan by incurring additional costs. In addition, the Financing Agreement contains additional restrictive covenants, which among other things, require a specified ratio of fixed charge coverage, a total net leverage ratio, and asset coverage ratio. The Company is in compliance with these covenants at December 31, 2017 of the Successor period. Payment obligations under the revolving credit facility and term loan are guaranteed by the INC and each of the Company’s domestic subsidiaries and collateralized by substantially all assets and the shares and member units of the INC and Intermex Wire Transfer, LLC, respectively.

The proceeds from the revolver and term loan discussed above were used to repay the existing debt. This refinancing was accounted for as an extinguishment of debt, and there was no gain or loss recognized. See Note 2 for a discussion regarding capitalization of debt issuance costs related to the new debt in 2017 and write-off of debt issuance costs related to the extinguishment of existing debt.

Predecessor Company Financing Agreement

On March 24, 2016, the Company entered into an Amended and Restated Financing Agreement (the “Amended Financing Agreement”) with its existing lenders. The Amended Financing Agreement included a revolving credit facility that provided for loans up to $10,000,000 in the aggregate. At the Company’s option, subject to the terms of the Amended Financing Agreement, interest was determined based on LIBOR Rate, plus an applicable margin. The effective rate at December 31, 2016 of the Predecessor period was 9.5%. The revolving credit facility was subject to an unused line fee of 0.5% per annum. At December 31, 2016, the Company had $10,000,000 outstanding under this facility, and the borrowing availability under this facility was zero. The total borrowings under this facility and any unpaid interest were fully payable on March 24, 2021.

The Amended Financing Agreement also included a term loan in the aggregate principal amount of $70,000,000. Subject to the terms of the Amended Financing Agreement, interest was determined based on LIBOR Rate, plus an applicable margin. The effective rate at December 31, 2016 of the Predecessor period was 9.5%. The principal amount of the term loan was to be repaid in consecutive quarterly installments, each in the amount of $875,000, after the change of control on February 1, 2017, discussed further in Note 3, commencing on June 30, 2017 and continuing on the last day of each September, December, March and June thereafter. The total borrowings under this facility and any unpaid interest were fully payable on March 24, 2021. The principal balance outstanding on the term loan at December 31, 2016 of the Predecessor period was $70,000,000. On February 1, 2017, the Company entered into an amendment of the Amended Financing Agreement whereby the aggregate principal amount of the term loan was increased by $5,000,000, all of which was then fully paid off in connection with the refinancing on August 23, 2017 discussed above.